Related Party Transactions - Schedule of Major Related Parties and their Relationship with Group (Details)	12 Months Ended
Feb. 28, 2019
Shanghai Fuxi Network Co., Ltd.
Related Party Transaction [Line Items]
Relationship with the group	Entities controlled by Tian Peiqing, Chairman of the Group
Shanghai Jiaxin Travel Agency
Related Party Transaction [Line Items]
Relationship with the group	Entities controlled by Tian Peiqing, Chairman of the Group
Shanghai Zhendou Technology Co., Ltd.
Related Party Transaction [Line Items]
Relationship with the group	Equity method investee of the Group
Mao Zhendong
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interests shareholder of Suzhou Four Seasons, a subsidiary of a VIE of the Company
Ju Yiming
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interests shareholder of Changzhou Fuxi, a subsidiary of a VIE of the Company
Liu Wei
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interests shareholder of Shenzhen Four Seasons, a subsidiary of a VIE of the Company
Gao Kaozhen
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interests shareholder of Fantasy, a newly acquired subsidiary
Li Huarong
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interests shareholder of Chongqing Jianzhi, a newly acquired subsidiary
Huang Zhijian
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interests shareholder of Chongqing Jianzhi, a newly acquired subsidiary
Zhang Xianmin
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interests shareholder of Chongqing Jianzhi, a newly acquired subsidiary